Condensed Interim Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	$ (16,824,852)	$ (18,401,362)
Adjustment for:
Change in fair value of warrant liability	12,483,300	(120,400)
Deferred income tax provision	44,416	41,908
Finance costs	375,000	0
Finance income	(222,025)	(181,560)
Share-based compensation	1,663,432	14,982,999
Cash flows from (used in) operations before changes in working capital	(2,480,729)	(3,678,415)
Change in amounts receivable	133,809	(23,871)
Change in prepaid expenses	392,182	(490,611)
Change in trade payables and accrued liabilities	(972,698)	(99,613)
Net cash used in operating activities	(2,927,436)	(4,292,510)
CASH FLOWS FROM FINANCING ACTIVITIES
Option exercise	0	40,000
Principal reduction in lease liability	(50,395)	(25,976)
Net cash from financing activities	(50,395)	14,024
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(191,353)	0
Exploration and evaluation assets	(2,324,025)	(1,064,726)
Finance income	222,025	181,560
Net cash used in investing activities	(2,293,353)	(883,166)
Effect of exchange rate changes on cash and cash equivalents	(26,773)	30,735
NET DECREASE IN CASH AND CASH EQUIVALENTS	(5,297,957)	(5,130,917)
CASH AND CASH EQUIVALENTS, beginning of period	27,779,666	18,861,029
CASH AND CASH EQUIVALENTS, end of period	22,481,709	13,730,112
SUPPLEMENTAL INFORMATION:
Depreciation of assets capitalized to exploration and evaluation assets	33,258	32,688
Share-based compensation included in exploration and evaluation assets	190,394	1,336,568
Amendment to right of use asset and lease liability	0	40,973
Gain on lease amendment credited to exploration and evaluation assets	(5,391)	0
Lease finance interest capitalized to exploration and evaluation assets	17,048	23,445
Shares issued for ELOC	$ 375,000	$ 0